LOANS HELD FOR INVESTMENT AT CARRYING VALUE - Changes in Loans Held at Carrying Value (Details)	9 Months Ended
Sep. 30, 2024 USD ($)
Principal
Total loans held at carrying value, principal, beginning balance	$ 0
New fundings	120,031,341
Funded interest	2,428,444
Loan repayments	(24,912,673)
Total loans held at carrying value, principal, ending balance	97,547,112
Original Issue Discount
Total loans held at carrying value, original issue discount, beginning balance	0
New fundings	(1,255,761)
Accretion of original issue discount	114,395
Total loans held at carrying value, original issue discount, ending balance	(1,141,366)
Carrying Value
Total loans held at carrying value, carrying value, beginning balance	0
New fundings	118,775,580
Funded interest	2,428,444
Accretion of original issue discount	114,395
Loan repayments	(24,912,673)
Total loans held at carrying value, carrying value, ending balance	$ 96,405,746